Commitments - Summary of Capital Commitments (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of capital commitments [Line Items]
Capital commitments	¥ 53,599	¥ 78,069
Aircraft, engines and flight equipment [member]
Disclosure of capital commitments [Line Items]
Capital commitments	47,822	70,998
Other property, plant and equipment [member]
Disclosure of capital commitments [Line Items]
Capital commitments	4,917	6,481
Investments [member]
Disclosure of capital commitments [Line Items]
Capital commitments	¥ 860	¥ 590